Organization and Business Operation	3 Months Ended	11 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Accounting Policies [Abstract]
Organization and Business Operation

Note 1 — Organization and Business Operation

Organization

TradeUP Global Corporation (the “Company” or “TradeUP”) is a newly organized blank check company incorporated as a Cayman Islands exempted company on January 26, 2021. The Company was formed for the purpose of effecting a merger, share exchange, asset acquisition, share purchase, reorganization or similar business combination with one or more businesses (the “Business Combination”). The Company has selected December 31 as its fiscal year end.

As of March 31, 2022 and December 31, 2021, the Company had not commenced any operations. For the period from January 26, 2021 (inception) through March 31, 2022, the Company’s efforts have been limited to organizational activities as well as activities related to the initial public offering (the “Initial Public Offering”) of units consisting of one Class A ordinary share and one-half of one warrant to purchase a Class A ordinary share at $11.50 per share (the “Units”). The Company will not generate any operating revenues until after the completion of a Business Combination, at the earliest. The Company will generate non-operating income in the form of interest income from the proceeds derived from the Initial Public Offering.

The registration statement for the Company’s Initial Public Offering became effective on April 28, 2021. On May 3, 2021, the Company consummated the Initial Public Offering of 4,000,000 Units (the “Public Units”) at $10.00 per Public Unit, generating gross proceeds of $40,000,000, which is described in Note 4.

Simultaneously with the closing of the Initial Public Offering, the Company consummated the sale of 215,000 Class A ordinary shares (the “Initial Private Placement Shares”) at a price of $10.00 per Private Placement Share in a private placement (the “Initial Private Placement”) to the Company’s founder and sponsor, TradeUP Global Sponsor LLC (the “Sponsor”), generating gross proceeds of $2,150,000, which is described in Note 5. Transaction costs of the Initial Public Offering and the Private Placement amounted to $3,030,656, consisting of $800,000 of underwriting fees, $1,400,000 of deferred underwriters’ marketing fees and $830,656 of other offering costs.

On May 12, 2021, the underwriters partially exercised the over-allotment option and purchased 488,986 additional Units (the “Option Units”) generating gross proceeds of $4,889,860. Simultaneously with the issuance and sale of the Option Units, the Company consummated a private placement (the “Additional Private Placement,” and together with the Initial Private Placement, the “Private Placement”) with the Sponsor of an aggregate of 9,780 Class A Ordinary Shares (the “Additional Private Placement Shares” and together with the Initial Private Placement Shares, the “Private Placement Shares”) at a price of $10.00 per Additional Private Placement Share, generating total proceeds of $97,800. Transaction costs associated with the sale of the Option Units and the Additional Private Placement Shares amounted to $374,656, consisting of $97,797 of underwriting fees, $171,145 of deferred underwriters’ marketing fees and $105,714 of other offering costs.

Following the closing of the Initial Public Offering on May 3, 2021 and the issuance and sale of the Option Units on May 12, 2021, $44,889,860 from the net proceeds of the sale of the Public Units and Option Units in the Initial Public Offering was placed in a trust account (the “Trust Account”) maintained by Wilmington Trust, National Association as a trustee. The aggregate amount of $44,889,860 ($10.00 per Public Unit and Option Unit) was invested in United States “government securities” within the meaning of Section 2(a)(16) of the Investment Company Act of 1940, as amended (the “Investment Company Act”) having a maturity of 185 days or less or in money market funds meeting certain conditions under Rule 2a-7 promulgated under the Investment Company Act that invest only in direct U.S. government treasury obligations. Pursuant to the trust agreement, the trustee is not permitted to invest in other securities or assets. By restricting the investment of the proceeds to these instruments, and by having a business plan targeted at acquiring and growing businesses for the long term (rather than on buying and selling businesses in the manner of a merchant bank or private equity fund), the Company intends to avoid being deemed an “investment company” within the meaning of the Investment Company Act. The Initial Public Offering is not intended for persons who are seeking a return on investments in government securities or investment securities. The Trust Account is intended as a holding place for funds pending the earliest to occur of: (i) the completion of the Company’s initial Business Combination; (ii) the redemption of any public Class A ordinary shares issued in connection with the sale of the Public Units and the Option

Units (the “Public Shares”) properly tendered in connection with a shareholder vote to amend the Company’s amended and restated memorandum and articles of association that would affect the substance or timing of the Company’s obligation to provide for the redemption of its Public Shares in connection with an initial Business Combination or to redeem 100% of its Public Shares if the Company has not consummated an initial Business Combination within 18 months from the closing of the Initial Public Offering; or (iii) absent an initial Business Combination within 18 months from the closing of the Initial Public Offering, its return of the funds held in the Trust Account to its public shareholders as part of its redemption of the Public Shares. The proceeds deposited in the Trust Account could become subject to the claims of the Company’s creditors, if any, which could have priority over the claims of the Company’s public shareholders.

On September 27, 2021, the Company entered into a business combination agreement (as it may be amended from time to time, the “Business Combination Agreement”), with TGC Merger Sub, a Cayman Islands exempted company and a wholly owned subsidiary of TradeUP (“Merger Sub”), and SAITECH Limited, a Cayman Islands exempted company (“Old SAI”), as amended on October 20, 2021 by the Amendment to Business Combination Agreement and as further amended on January 26, 2022 by the Second Amendment to Business Combination Agreement (the “Second Amendment”). The Business Combination Agreement provides that, among other things, Merger Sub will merger with and into SAI, with SAI surviving the merger as a wholly owned subsidiary of TradeUP (the “merger” and the merger and the other transactions contemplated by the Business Combination Agreement, together, the “Business Combination”). In connection with the Business Combination, TradeUP will change its corporate name to “SAI.TECH Global Corporation” (“SAI”).

The Company’s initial Business Combination must occur with one or more target businesses that together have an aggregate fair market value of at least 80% of the assets held in the Trust Account (excluding fees payable to the underwriters pursuant to the Business Combination Marketing Agreement dated April 28, 2021, among the Company, US Tiger Securities, Inc. and R.F. Lafferty & Co., Inc, defined herein as the “Business Combination Fee”) and taxes payable and interest previously released for working capital purposes on the income earned on the Trust Account) at the time of the agreement to enter into the initial Business Combination. However, the Company will only complete a Business Combination if the post-transaction company owns or acquires 50% or more of the outstanding voting securities of the target or otherwise acquires an interest in the target sufficient for the post-transaction company not to be required to register as an investment company under the Investment Company Act. There is no assurance that the Company will be able to complete a Business Combination successfully.

The ordinary shares subject to possible redemption have been recorded at a redemption value and classified as temporary equity, in accordance with Accounting Standards Codification (“ASC”) Topic 480 “Distinguishing Liabilities from Equity.” In such case, the Company will proceed with a Business Combination if the Company has net tangible assets of at least $5,000,001 upon such consummation of a Business Combination and, if the Company seeks shareholder approval, a majority of the issued and outstanding shares voted are voted in favor of the Business Combination. The Company will have until November 3, 2022, 18 months from the closing of the Initial Public Offering, to consummate a Business Combination (the “Combination Period”). If the Company is unable to complete the initial Business Combination within the Combination Period, the Company will: (i) cease all operations except for the purpose of winding up, (ii) as promptly as reasonably possible but not more than ten business days thereafter, redeem the Public Shares, at a per-share price, payable in cash, equal to the aggregate amount then on deposit in the Trust Account including interest earned on the funds held in the Trust Account and not previously released to the Company for working capital purposes or to pay the Company’s taxes (less up to $100,000 of interest to pay dissolution expenses), divided by the number of then outstanding public shares, which redemption will completely extinguish public shareholders’ rights as shareholders (including the right to receive further liquidating distributions, if any), subject to applicable law, and (iii) as promptly as reasonably possible following such redemption, subject to the approval of the Company’s remaining shareholders and its board of directors, dissolve and liquidate, subject in each case to the Company’s obligations under Cayman Islands law to provide for claims of creditors and the requirements of other applicable law. There will be no redemption rights or liquidating distributions with respect to the Company’s warrants, which will expire worthless if the Company fails to complete the Business Combination within the 18-month time period.

Company shares issued to the Sponsor in connection with the organization of the Company (the “Founder shares are designated as Class B ordinary shares and, except as described below, are identical to the Class A ordinary shares included in Public Units and the Option units. Holders of Founder shares have the same shareholder rights as public shareholders, except that (i) prior to the Company’s initial Business Combination, only holders of the Company’s Class B ordinary shares have the right to vote on the appointment of directors, including in connection with the completion of the Company’s initial Business Combination and holders of a majority of the Company’s Class B ordinary shares may remove a member of the board of directors for any reason; (ii) the Founder shares are subject to certain transfer restrictions, as described in more detail below; (iii) the Sponsor and certain shareholders that have acquired Class A or Class B ordinary shares from the Sponsor (the “Initial Shareholders”) have entered into an agreement with the Company, pursuant to which they have agreed to (A) waive their redemption rights with respect to their Founder shares and public shares in connection with the completion of the Company’s initial Business Combination, (B) waive their redemption rights with respect to their Founder shares and Public Shares in connection with a shareholder vote to approve an amendment to the Company’s amended and restated memorandum and articles of association that would affect the substance or timing of the Company’s obligation to provide for the redemption of the Company’s public shares in connection with an initial Business Combination or to redeem 100% of the Company’s Public Shares if the Company has not consummated an initial Business Combination within the Combination Period and (C) waive their rights to liquidating distributions from the Trust Account with respect to their Founder shares if the Company fails to complete its initial Business Combination within the Combination Period (although they will be entitled to liquidating distributions from the Trust Account with respect to any Public Shares they hold if the Company fails to complete its initial Business Combination within the Combination Period); (iv) the Founder shares will automatically convert into Class A ordinary shares concurrently with or immediately following the consummation of the Company’s initial Business Combination, or earlier at the option of the holder thereof; and (v) the Founder shares are entitled to registration rights. If the Company submits its initial Business Combination to its public shareholders for a vote, its initial shareholders have agreed to vote their Founder shares and any Public Shares purchased during or after the Initial Public Offering in favor of its initial Business Combination. The other members of the Company’s management team have entered into agreements similar to the one entered into by the Company’s Sponsor with respect to any Public Shares acquired by them in or after Initial Public Offering.

The Sponsor has agreed that it will be liable to the Company if and to the extent any claims by a third party for services rendered or products sold to the Company, or by a prospective target business with which the Company has discussed entering into a transaction agreement, reduce the amount of funds in the Trust Account to below (i) $10.00 per Public Share or (ii) such lesser amount per Public Share held in the Trust Account as of the date of the liquidation of the Trust Account due to reductions in the value of the trust assets, in each case net of the interest which may be withdrawn to pay taxes. This liability will not apply with respect to any claims by a third party who executed a waiver of any and all rights to seek access to the Trust Account and except as to any claims under the Company’s indemnity of the underwriters of the Initial Public Offering against certain liabilities, including liabilities under the Securities Act of 1933, as amended (the “Securities Act”). Moreover, in the event that an executed waiver is deemed to be unenforceable against a third party, then the Company’s Sponsor will not be responsible to the extent of any liability for such third-party claims.

Business Combination Agreement

On September 27, 2021, the Company entered into a business combination agreement (as it has been and may be further amended and/or restated from time to time, the “Business Combination Agreement”) with TGC Merger Sub, Inc., a Cayman Islands exempted company incorporated with limited liability and a direct wholly-owned subsidiary of TradeUP (“Merger Sub”) and SAITECH Limited, a Cayman Islands exempted company incorporated with limited liability (“SAITECH”). Upon the terms and subject to the conditions of the Business Combination Agreement, and in accordance with applicable law, Merger Sub will merge with and into SAITECH, with SAITECH surviving the merger and becoming a wholly owned subsidiary of TradeUP (the “Merger”). The Merger and the other transactions contemplated by the Business Combination Agreement are hereinafter referred to as the “Business Combination” and the closing date of the Business Combination is hereinafter referred to as the “Closing Date”.

The “Merger Consideration” will be paid by the issuance of the Company’s Class A ordinary shares (“Purchaser Class A Shares”) and a new series of the Company’s Class B ordinary shares (“Purchaser Class B Shares”) with an aggregate value, based on a price of $10.00 per share, equal to $188,000,000 (as amended under the Second Amendment to the Business Combination Agreement dated as of January 26, 2022). The Merger Consideration is also subject to a potential increase if TradeUP Global Sponsor LLC (the “Sponsor”) or its affiliates (other than the Purchaser or any of its subsidiaries) fail to fund all or any portion of amounts in excess of $4,500,000 of “Transaction Expenses” (which include deferred underwriting fees, but expressly exclude any D&O tail insurance policy costs or other liabilities), and SAITECH elects by providing written notice to the Company after the Company closing statement is delivered to SAITECH and prior to Closing to treat such unfunded amount as the “Excess Purchaser Indebtedness and Liability Amount,” which amount would increase the Merger Consideration.

In connection with the Merger and the Merger Consideration: (i) SAITECH’s preferred shares will convert into SAITECH’s Class A ordinary shares (“SAITECH Class A Ordinary Shares”) immediately prior to the Merger; (ii) Holders of the issued and outstanding SAITECH Class A Ordinary Shares (including current holders of SAITECH’s prior preferred shares) will receive shares of Purchaser Class A Shares; and (iii) the current holder of SAITECH’s issued and outstanding Class B ordinary shares will receive Purchaser Class B Shares.

Holders of Purchaser Class A Shares and Purchaser Class B Shares will vote together as one class on all matters submitted to a vote for Members’ consent. Each Purchaser Class A Share will be entitled to one (1) vote on all matters subject to a vote of Members, and each Purchaser Class B Share shall be entitled to ten (10) votes on all matters subject to a vote of Members. Other than voting rights, the Purchaser Class A Shares and Purchaser Class B shares will have the same rights and powers and have the same ranking in all respects (including with respect to dividends, distributions an on liquidation), absent different treatment approved by separate class vote of each of the holders of Purchaser Class A Shares and Purchaser Class B Shares.

The new series of Purchaser Class B Shares will be convertible at any time by the holder into one (1) Purchaser Class A Share. Each Purchaser Class B Share will also be convertible automatically into one Purchaser Class A Share (i) on the first anniversary of the Founder’s death or incapacity, (ii) on a date determined by the Board during the period commencing 90 days after, and ending 180 days after, the date on which Founder is terminated for Cause (as defined), and (iii) upon a sale, pledge, transfer or other disposition to any person who is not a Permitted Transferee (as defined in the Business Combination Agreement), subject to certain exceptions for permitted pledges.

The consummation of the Business Combination is subject to customary conditions, including, among other things, (i) the approval of the Business Combination Agreement by the shareholders of TradeUP, (ii) TradeUP having an aggregate cash amount of at least $17.5 million available at Closing in TradeUP’s trust account after giving effect to the redemptions of any shares of Purchaser Class A Shares for holders that timely exercise and do not waive their redemptions rights in respect of the transaction, but before giving effect to the consummation of the closing and the payment of any outstanding TradeUP transaction expenses, SAITECH transaction expenses and indebtedness permitted under the Business Combination Agreement (which may be waived by SAITECH), (iii) TradeUP having at least $5,000,001 of net tangible assets after giving effect to redemptions, (iv) the expiration or termination of the waiting period (or any extension thereof) applicable under the Hart-Scott-Rodino Antitrust Improvements Act of 1976 and the rules and regulations promulgated thereunder (the “HSR Act”), (v) no evidence that TradeUP does not qualify as a “foreign private issuer” under the Exchange Act, and (vi) SAITECH having at least $1.0 million of net cash (i.e., cash less indebtedness) at Closing.

The parties to the Business Combination Agreement have made customary representations, warranties and covenants in the Business Combination Agreement, including, among others, covenants with respect to the conduct of TradeUP and SAITECH and their subsidiaries prior to the Closing.

The Business Combination Agreement may be terminated by SAITECH or TradeUP under certain circumstances, including, among others, (i) by mutual written consent of SAITECH and TradeUP, (ii) by either SAITECH or TradeUP if the Closing has not occurred on or before March 31, 2022, (iii) by SAITECH or TradeUP if either TradeUP or SAITECH has not obtained the required approval of its shareholders, (iv) by TradeUP if SAITECH fails to deliver PCAOB compliant audited financial statements to TradeUP by October 15, 2021, and (v) by SAITECH, if TradeUP’s board of directors makes a change in recommendation in supporting the Business Combination Agreement and the transactions contemplated thereby.

The transaction was approved by the Company’s shareholders on April 22, 2022 and the Business Combination was closed on April 29, 2022. In connection with the transaction, TradeUP was renamed to “SAI.TECH Global Corporation.” The Class A ordinary shares and warrants of SAI will commence trading on the Nasdaq Stock Market on May 2, 2022, under the new ticker symbols, “SAI” and “SAITW,” respectively. Such shares and warrants also reflect the continuation of the same shares and warrants of TradeUP Global Corporation under the Company’s new name following the completion of the Business Combination with SAITECH Limited, which has become a wholly owned subsidiary of SAI.

Registration Rights Agreement

At the Closing of the Business Combination, pursuant to the Business Combination Agreement, TradeUP will enter into an Amended and Restated Registration Rights Agreement (the “Registration Rights Agreement”) with Sponsor, certain directors of TradeUP, and shareholders of SAITECH containing customary registration rights for the equityholders party to the agreement, including piggyback registration rights and up to two demand registration rights for an underwritten public offering.

Sponsor Support Agreement

In connection with the execution of the Business Combination Agreement, the Sponsor and certain insiders of TradeUP entered into an Agreement (the “Sponsor Support Agreement”) with TradeUP, pursuant to which the Sponsor and such insiders agreed to vote all the Founder Shares beneficially owned by them in favor of the Business Combination and each other proposal related to the Business Combination included on the agenda for the special meeting of shareholders relating to the Business Combination, to appear at such meeting or otherwise cause their shares to be counted as present for purposes of establishing a quorum at such meeting, to vote against any proposal that would impede the Business Combination and the other transactions contemplated thereby, to vote against any change in business, management or board of directors of TradeUP other than in connection with the Business Combination, not to redeem any of their shares, and to the waiver of their respective anti-dilution rights with respect to the issuance of any Purchaser Class A Shares or Purchaser Class B Shares in the Merger or any issuance of equity interests of Purchaser (or securities convertible into, or exchangeable for, any such equity securities) on or prior to the Closing.

Sponsor Letter Agreement Amendment

Concurrently with the execution of the Business Combination Agreement, the Company, the Sponsor and certain insiders of the Company have entered into an amendment to that certain Letter Agreement, dated as of April 28, 2021, by and among the Company, the Sponsor and those certain insiders (the “Letter Agreement Amendment”), pursuant to which the Sponsor and such insiders (i) consented to the Business Combination Agreement, (ii) agreed to be bound by certain amended lock-up arrangements, and (ii) agreed to certain funding obligations of the Sponsor with respect to working capital prior to the consummation of the Merger (including funding of indebtedness, transaction expenses and other liabilities in excess of $4.5 million immediately prior to the closing of the Merger).

Pursuant to Lock-Up Agreements to be executed at the closing of the Merger, the Sponsor and such insiders would agree to not to, without the prior written consent of the board of directors of the Company, (i) sell, offer to sell, contract or agree to sell, assign, lend, offer, encumber, donate, hypothecate, pledge, grant any option, right or warrant to purchase or otherwise transfer, dispose of or agree to transfer or dispose of, directly or indirectly, or establish or increase a put equivalent position or liquidate or decrease a call equivalent position, with respect to (A) any Purchaser Class A Shares, (B) any prior Class B ordinary shares of the Company that are convertible into Purchaser Class A Shares on the Merger effective date, or (C) any securities convertible into or exercisable or exchangeable for Purchaser Class A Shares, in each case, held by it immediately after the Merger effective date (the “Lock-up Shares”), (ii) enter into any swap or other arrangement that transfers to another, in whole or in part, any of the economic consequences of ownership of any of the Lock-up Shares, whether any such transaction is to be settled by delivery of such securities, in cash or otherwise or (iii) publicly announce any intention to effect any transaction specified in clause (i) or (ii) (the actions specified in clauses (i)-(iii), collectively, “Transfer”) until (a) for one-half of the Lock-up Shares, the earlier of (x) the date on which the volume weighted average trading price of the Purchaser Class A Shares exceeds $14.00 per share (as adjusted for stock splits, stock dividends, reorganizations and recapitalizations) for any 20 trading days within any 30-trading day period commencing on the date that is 180 days after the Closing Date and (y) date of the first anniversary of the Closing Date and (b) for one-half of the Lock-up Shares, the earlier of (x) the date on which the volume weighted average trading price of the Purchaser Class A Shares exceeds $17.50 per share (as adjusted for stock splits, stock dividends, reorganizations and recapitalizations) for any 20 trading days within any 30-trading day period commencing on the date that is 180 days after the Closing and (y) date of the first anniversary of the Closing Date (the “Lock-Up Period”).

New CEO and CFO Employment Agreements

Concurrent with the signing of the Business Combination Agreement, TradeUP entered into employment agreements with SAITECH’s current Chief Executive Officer (Risheng Li) and Chief Financial Officer (Jian Zou), to become the respective Chief Executive Officer and Chief Financial Officer of TradeUP following the closing, which agreements will become effective at the closing of the Merger. The employment agreements provide for base salaries of $200,000 per year, and eligibility to earn an annual bonus in a target amount of fifty percent (50%) of the base salary for the Chief Executive Officer and 25 percent (25%) of the base salary for the Chief Financial Officer. Each of the agreements provide for severance payments for a termination by the Purchaser without Cause and termination by the employee for Good Reason, as defined, of (i) other than in connection with a change of control, (A) 12-months base salary, plus the target amount of the annual bonus (payable in the form of salary continuation for 12 months) (B) any earned but unpaid annual bonus for the fiscal year (payable when other bonuses are paid to other active employees), (C) continuation of premiums for health care benefits for 12 months (or shorter if employee become eligible for health insurance benefits with another employer) or (ii) in connection with a change of control (3 months before or 12 months after such termination of employment), 15 months of such amounts (rather than 12 months). The employment agreements contain other customary terms regarding employee benefits, vacation time, and reimbursement of business expenses, and confidentiality and assignment of intellectual property rights. The employment agreements contain a 24-month Restricted Period following termination for non-competition, non-solicitation of business partners (including customers, vendors and suppliers) and non-solicitation of employees.

Liquidity and Capital Resource

Following the closing of the Initial Public Offering on May 3, 2021 and the sales of the Option Units on May 12, 2021, a total of $44,889,860 was placed in the Trust Account, and the Company had $413,633 of cash held outside of the Trust Account, after payment of costs related to the Initial Public Offering, and available for working capital purposes. As of March 31, 2022, the Company had a working deficit of $2,183,139. The Company has incur additional costs in pursuit of its acquisition plans, which was closed on April 20, 2022 as discussed above. Based on the foregoing, the Company completed the initial Business Combination and continued to operate under SAITECH’s operation.

Note 1 — Organization and Business Operation

Organization

TradeUP Global Corporation (the “Company” or “TradeUP”) is a newly organized blank check company incorporated as a Cayman Islands exempted company on January 26, 2021. The Company was formed for the purpose of effecting a merger, share exchange, asset acquisition, share purchase, reorganization or similar business combination with one or more businesses (the “Business Combination”). The Company has selected December 31 as its fiscal year end.

As of December 31, 2021, the Company had not commenced any operations. For the period from January 26, 2021 (inception) through December 31, 2021, the Company’s efforts have been limited to organizational activities as well as activities related to the initial public offering (the “Initial Public Offering”) of units consisting of one Class A ordinary share and one-half of one warrant to purchase a Class A ordinary share at $11.50 per share (the “Units”). The Company will not generate any operating revenues until after the completion of a Business Combination, at the earliest. The Company will generate non-operating income in the form of interest income from the proceeds derived from the Initial Public Offering.

The registration statement for the Company’s Initial Public Offering became effective on April 28, 2021. On May 3, 2021, the Company consummated the Initial Public Offering of 4,000,000 Units (the “Public Units”) at $10.00 per Public Unit, generating gross proceeds of $40,000,000, which is described in Note 4.

Simultaneously with the closing of the Initial Public Offering, the Company consummated the sale of 215,000 Class A ordinary shares (the “Initial Private Placement Shares”) at a price of $10.00 per Private Placement Share in a private placement (the “Initial Private Placement”) to the Company’s founder and sponsor, TradeUP Global Sponsor LLC (the “Sponsor”), generating gross proceeds of $2,150,000, which is described in Note 5. Transaction costs of the Initial Public Offering and the Private Placement amounted to $3,030,656, consisting of $800,000 of underwriting fees, $1,400,000 of deferred underwriters’ marketing fees and $830,656 of other offering costs.

On May 12, 2021, the underwriters partially exercised the over-allotment option and purchased 488,986 additional Units (the “Option Units”) generating gross proceeds of $4,889,860. Simultaneously with the issuance and sale of the Option Units, the Company consummated a private placement (the “Additional Private Placement,” and together with the Initial Private Placement, the “Private Placement”) with the Sponsor of an aggregate of 9,780 Class A Ordinary Shares (the “Additional Private Placement Shares” and together with the Initial Private Placement Shares, the “Private Placement Shares”) at a price of $10.00 per Additional Private Placement Share, generating total proceeds of $97,800. Transaction costs associated with the sale of the Option Units and the Additional Private Placement Shares amounted to $374,656, consisting of $97,797 of underwriting fees, $171,145 of deferred underwriters’ marketing fees and $105,714 of other offering costs.

Following the closing of the Initial Public Offering on May 3, 2021 and the issuance and sale of the Option Units on May 12, 2021, $44,889,860 from the net proceeds of the sale of the Public Units and Option Units in the Initial Public Offering was placed in a trust account (the “Trust Account”) maintained by Wilmington Trust, National Association as a trustee. The aggregate amount of $44,889,860 ($10.00 per Public Unit and Option Unit) was invested in United States “government securities” within the meaning of Section 2(a)(16) of the Investment Company Act of 1940, as amended (the “Investment Company Act”) having a maturity of 185 days or less or in money market funds meeting certain conditions under Rule 2a-7 promulgated under the Investment Company Act that invest only in direct U.S. government treasury obligations. Pursuant to the trust agreement, the trustee is not permitted to invest in other securities or assets. By restricting the investment of the proceeds to these instruments, and by having a business plan targeted at acquiring and growing businesses for the long term (rather than on buying and selling businesses in the manner of a merchant bank or private equity fund), the Company intends to avoid being deemed an “investment company” within the meaning of the Investment Company Act. The Initial Public Offering is not intended for persons who are seeking a return on investments in government securities or investment securities. The Trust Account is intended as a holding place for funds pending the earliest to occur of: (i) the completion of the Company’s initial Business Combination; (ii) the redemption of any public Class A ordinary shares issued in connection with the sale of the Public Units and the Option Units (the “Public Shares”) properly tendered in connection with a shareholder vote to amend the Company’s amended and restated memorandum and articles of association that would affect the substance or timing of the Company’s obligation to provide for the redemption of its Public Shares in connection with an initial Business Combination or to redeem 100% of its Public Shares if the Company has not consummated an initial Business Combination within 18 months from the closing of the Initial Public Offering; or (iii) absent an initial Business Combination within 18 months from the closing of the Initial Public Offering, its return of the funds held in the Trust Account to its public shareholders as part of its redemption of the Public Shares. The proceeds deposited in the Trust Account could become subject to the claims of the Company’s creditors, if any, which could have priority over the claims of the Company’s public shareholders.

On September 27, 2021, the Company entered into a business combination agreement (as it may be amended from time to time, the “Business Combination Agreement”), with TGC Merger Sub, a Cayman Islands exempted company and a wholly owned subsidiary of TradeUP (“Merger Sub”), and SAITECH Limited, a Cayman Islands exempted company (“Old SAI”), as amended on October 20, 2021 by the Amendment to Business Combination Agreement and as further amended on January 26, 2022 by the Second Amendment to Business Combination Agreement (the “Second Amendment”). The Business Combination Agreement provides that, among other things, Merger Sub will merger with and into SAI, with SAI surviving the merger as a wholly owned subsidiary of TradeUP (the “merger” and the merger and the other transactions contemplated by the Business Combination Agreement, together, the “Business Combination”). In connection with the Business Combination, TradeUP will change its corporate name to “SAI.TECH Global Corporation” (“SAI”).

The Company’s initial Business Combination must occur with one or more target businesses that together have an aggregate fair market value of at least 80% of the assets held in the Trust Account (excluding fees payable to the underwriters pursuant to the Business Combination Marketing Agreement dated April 28, 2021, among the Company, US Tiger Securities, Inc. and R.F. Lafferty & Co., Inc, defined herein as the “Business Combination Fee”) and taxes payable and interest previously released for working capital purposes on the income earned on the Trust Account) at the time of the agreement to enter into the initial Business Combination. However, the Company will only complete a Business Combination if the post-transaction company owns or acquires 50% or more of the outstanding voting securities of the target or otherwise acquires an interest in the target sufficient for the post-transaction company not to be required to register as an investment company under the Investment Company Act. There is no assurance that the Company will be able to complete a Business Combination successfully.

The ordinary shares subject to possible redemption have been recorded at a redemption value and classified as temporary equity, in accordance with Accounting Standards Codification (“ASC”) Topic 480 “Distinguishing Liabilities from Equity.” In such case, the Company will proceed with a Business Combination if the Company has net tangible assets of at least $5,000,001 upon such consummation of a Business Combination and, if the Company seeks shareholder approval, a majority of the issued and outstanding shares voted are voted in favor of the Business Combination. The Company will have until November 3, 2022, 18 months from the closing of the Initial Public Offering, to consummate a Business Combination (the “Combination Period”). If the Company is unable to complete the initial Business Combination within the Combination Period, the Company will: (i) cease all operations except for the purpose of winding up, (ii) as promptly as reasonably possible but not more than ten business days thereafter, redeem the Public Shares, at a per-share price, payable in cash, equal to the aggregate amount then on deposit in the Trust Account including interest earned on the funds held in the Trust Account and not previously released to the Company for working capital purposes or to pay the Company’s taxes (less up to $100,000 of interest to pay dissolution expenses), divided by the number of then outstanding public shares, which redemption will completely extinguish public shareholders’ rights as shareholders (including the right to receive further liquidating distributions, if any), subject to applicable law, and (iii) as promptly as reasonably possible following such redemption, subject to the approval of the Company’s remaining shareholders and its board of directors, dissolve and liquidate, subject in each case to the Company’s obligations under Cayman Islands law to provide for claims of creditors and the requirements of other applicable law. There will be no redemption rights or liquidating distributions with respect to the Company’s warrants, which will expire worthless if the Company fails to complete the Business Combination within the 18-month time period.

Company shares issued to the Sponsor in connection with the organization of the Company (the “Founder shares are designated as Class B ordinary shares and, except as described below, are identical to the Class A ordinary shares included in Public Units and the Option units. Holders of Founder shares have the same shareholder rights as public shareholders, except that (i) prior to the Company’s initial Business Combination, only holders of the Company’s Class B ordinary shares have the right to vote on the appointment of directors, including in connection with the completion of the Company’s initial Business Combination and holders of a majority of the Company’s Class B ordinary shares may remove a member of the board of directors for any reason; (ii) the Founder shares are subject to certain transfer restrictions, as described in more detail below; (iii) the Sponsor and certain shareholders that have acquired Class A or Class B ordinary shares from the Sponsor (the “Initial Shareholders”) have entered into an agreement with the Company, pursuant to which they have agreed to (A) waive their redemption rights with respect to their Founder shares and public shares in connection with the completion of the Company’s initial Business Combination, (B) waive their redemption rights with respect to their Founder shares and Public Shares in connection with a shareholder vote to approve an amendment to the Company’s amended and restated memorandum and articles of association that would affect the substance or timing of the Company’s obligation to provide for the redemption of the Company’s public shares in connection with an initial Business Combination or to redeem 100% of the Company’s Public Shares if the Company has not consummated an initial Business Combination within the Combination Period and (C) waive their rights to liquidating distributions from the Trust Account with respect to their Founder shares if the Company fails to complete its initial Business Combination within the Combination Period (although they will be entitled to liquidating distributions from the Trust Account with respect to any Public Shares they hold if the Company fails to complete its initial Business Combination within the Combination Period); (iv) the Founder shares will automatically convert into Class A ordinary shares concurrently with or immediately following the consummation of the Company’s initial Business Combination, or earlier at the option of the holder thereof; and (v) the Founder shares are entitled to registration rights. If the Company submits its initial Business Combination to its public shareholders for a vote, its initial shareholders have agreed to vote their Founder shares and any Public Shares purchased during or after the Initial Public Offering in favor of its initial Business Combination. The other members of the Company’s management team have entered into agreements similar to the one entered into by the Company’s Sponsor with respect to any Public Shares acquired by them in or after Initial Public Offering.

The Sponsor has agreed that it will be liable to the Company if and to the extent any claims by a third party for services rendered or products sold to the Company, or by a prospective target business with which the Company has discussed entering into a transaction agreement, reduce the amount of funds in the Trust Account to below (i) $10.00 per Public Share or (ii) such lesser amount per Public Share held in the Trust Account as of the date of the liquidation of the Trust Account due to reductions in the value of the trust assets, in each case net of the interest which may be withdrawn to pay taxes. This liability will not apply with respect to any claims by a third party who executed a waiver of any and all rights to seek access to the Trust Account and except as to any claims under the Company’s indemnity of the underwriters of the Initial Public Offering against certain liabilities, including liabilities under the Securities Act of 1933, as amended (the “Securities Act”). Moreover, in the event that an executed waiver is deemed to be unenforceable against a third party, then the Company’s Sponsor will not be responsible to the extent of any liability for such third-party claims.

Business Combination Agreement

On September 27, 2021, the Company entered into a business combination agreement (as it has been and may be further amended and/or restated from time to time, the “Business Combination Agreement”) with TGC Merger Sub, Inc., a Cayman Islands exempted company incorporated with limited liability and a direct wholly-owned subsidiary of TradeUP (“Merger Sub”) and SAITECH Limited, a Cayman Islands exempted company incorporated with limited liability (“SAITECH”). Upon the terms and subject to the conditions of the Business Combination Agreement, and in accordance with applicable law, Merger Sub will merge with and into SAITECH, with SAITECH surviving the merger and becoming a wholly owned subsidiary of TradeUP (the “Merger”). The Merger and the other transactions contemplated by the Business Combination Agreement are hereinafter referred to as the “Business Combination” and the closing date of the Business Combination is hereinafter referred to as the “Closing Date”.

The “Merger Consideration” will be paid by the issuance of the Company’s Class A ordinary shares (“Purchaser Class A Shares”) and a new series of the Company’s Class B ordinary shares (“Purchaser Class B Shares”) with an aggregate value, based on a price of $10.00 per share, equal to $188,000,000 (as amended under the Second Amendment to the Business Combination Agreement dated as of January 26, 2022). The Merger Consideration is also subject to a potential increase if TradeUP Global Sponsor LLC (the “Sponsor”) or its affiliates (other than the Purchaser or any of its subsidiaries) fail to fund all or any portion of amounts in excess of $4,500,000 of “Transaction Expenses” (which include deferred underwriting fees, but expressly exclude any D&O tail insurance policy costs or other liabilities), and SAITECH elects by providing written notice to the Company after the Company closing statement is delivered to SAITECH and prior to Closing to treat such unfunded amount as the “Excess Purchaser Indebtedness and Liability Amount,” which amount would increase the Merger Consideration.

In connection with the Merger and the Merger Consideration: (i) SAITECH’s preferred shares will convert into SAITECH’s Class A ordinary shares (“SAITECH Class A Ordinary Shares”) immediately prior to the Merger; (ii) Holders of the issued and outstanding SAITECH Class A Ordinary Shares (including current holders of SAITECH’s prior preferred shares) will receive shares of Purchaser Class A Shares; and (iii) the current holder of SAITECH’s issued and outstanding Class B ordinary shares will receive Purchaser Class B Shares.

Holders of Purchaser Class A Shares and Purchaser Class B Shares will vote together as one class on all matters submitted to a vote for Members’ consent. Each Purchaser Class A Share will be entitled to one (1) vote on all matters subject to a vote of Members, and each Purchaser Class B Share shall be entitled to ten (10) votes on all matters subject to a vote of Members. Other than voting rights, the Purchaser Class A Shares and Purchaser Class B shares will have the same rights and powers and have the same ranking in all respects (including with respect to dividends, distributions an on liquidation), absent different treatment approved by separate class vote of each of the holders of Purchaser Class A Shares and Purchaser Class B Shares.

The new series of Purchaser Class B Shares will be convertible at any time by the holder into one (1) Purchaser Class A Share. Each Purchaser Class B Share will also be convertible automatically into one Purchaser Class A Share (i) on the first anniversary of the Founder’s death or incapacity, (ii) on a date determined by the Board during the period commencing 90 days after, and ending 180 days after, the date on which Founder is terminated for Cause (as defined), and (iii) upon a sale, pledge, transfer or other disposition to any person who is not a Permitted Transferee (as defined in the Business Combination Agreement), subject to certain exceptions for permitted pledges.

The consummation of the Business Combination is subject to customary conditions, including, among other things, (i) the approval of the Business Combination Agreement by the shareholders of TradeUP, (ii) TradeUP having an aggregate cash amount of at least $17.5 million available at Closing in TradeUP’s trust account after giving effect to the redemptions of any shares of Purchaser Class A Shares for holders that timely exercise and do not waive their redemptions rights in respect of the transaction, but before giving effect to the consummation of the closing and the payment of any outstanding TradeUP transaction expenses, SAITECH transaction expenses and indebtedness permitted under the Business Combination Agreement (which may be waived by SAITECH), (iii) TradeUP having at least $5,000,001 of net tangible assets after giving effect to redemptions, (iv) the expiration or termination of the waiting period (or any extension thereof) applicable under the Hart-Scott-Rodino Antitrust Improvements Act of 1976 and the rules and regulations promulgated thereunder (the “HSR Act”), (v) no evidence that TradeUP does not qualify as a “foreign private issuer” under the Exchange Act, and (vi) SAITECH having at least $1.0 million of net cash (i.e., cash less indebtedness) at Closing.

The parties to the Business Combination Agreement have made customary representations, warranties and covenants in the Business Combination Agreement, including, among others, covenants with respect to the conduct of TradeUP and SAITECH and their subsidiaries prior to the Closing.

The Business Combination Agreement may be terminated by SAITECH or TradeUP under certain circumstances, including, among others, (i) by mutual written consent of SAITECH and TradeUP, (ii) by either SAITECH or TradeUP if the Closing has not occurred on or before March 31, 2022, (iii) by SAITECH or TradeUP if either TradeUP or

SAITECH has not obtained the required approval of its shareholders, (iv) by TradeUP if SAITECH fails to deliver PCAOB compliant audited financial statements to TradeUP by October 15, 2021, and (v) by SAITECH, if TradeUP’s board of directors makes a change in recommendation in supporting the Business Combination Agreement and the transactions contemplated thereby.

Registration Rights Agreement

At the Closing of the Business Combination, pursuant to the Business Combination Agreement, TradeUP will enter into an Amended and Restated Registration Rights Agreement (the “Registration Rights Agreement”) with Sponsor, certain directors of TradeUP, and shareholders of SAITECH containing customary registration rights for the equityholders party to the agreement, including piggyback registration rights and up to two demand registration rights for an underwritten public offering.

Sponsor Support Agreement

In connection with the execution of the Business Combination Agreement, the Sponsor and certain insiders of TradeUP entered into an Agreement (the “Sponsor Support Agreement”) with TradeUP, pursuant to which the Sponsor and such insiders agreed to vote all the Founder Shares beneficially owned by them in favor of the Business Combination and each other proposal related to the Business Combination included on the agenda for the special meeting of shareholders relating to the Business Combination, to appear at such meeting or otherwise cause their shares to be counted as present for purposes of establishing a quorum at such meeting, to vote against any proposal that would impede the Business Combination and the other transactions contemplated thereby, to vote against any change in business, management or board of directors of TradeUP other than in connection with the Business Combination, not to redeem any of their shares, and to the waiver of their respective anti-dilution rights with respect to the issuance of any Purchaser Class A Shares or Purchaser Class B Shares in the Merger or any issuance of equity interests of Purchaser (or securities convertible into, or exchangeable for, any such equity securities) on or prior to the Closing.

Sponsor Letter Agreement Amendment

Concurrently with the execution of the Business Combination Agreement, the Company, the Sponsor and certain insiders of the Company have entered into an amendment to that certain Letter Agreement, dated as of April 28, 2021, by and among the Company, the Sponsor and those certain insiders (the “Letter Agreement Amendment”), pursuant to which the Sponsor and such insiders (i) consented to the Business Combination Agreement, (ii) agreed to be bound by certain amended lock-up arrangements, and (ii) agreed to certain funding obligations of the Sponsor with respect to working capital prior to the consummation of the Merger (including funding of indebtedness, transaction expenses and other liabilities in excess of $4.5 million immediately prior to the closing of the Merger).

Pursuant to Lock-Up Agreements to be executed at the closing of the Merger, the Sponsor and such insiders would agree to not to, without the prior written consent of the board of directors of the Company, (i) sell, offer to sell, contract or agree to sell, assign, lend, offer, encumber, donate, hypothecate, pledge, grant any option, right or warrant to purchase or otherwise transfer, dispose of or agree to transfer or dispose of, directly or indirectly, or establish or increase a put equivalent position or liquidate or decrease a call equivalent position, with respect to (A) any Purchaser Class A Shares, (B) any prior Class B ordinary shares of the Company that are convertible into Purchaser Class A Shares on the Merger effective date, or (C) any securities convertible into or exercisable or exchangeable for Purchaser Class A Shares, in each case, held by it immediately after the Merger effective date (the “Lock-up Shares”), (ii) enter into any swap or other arrangement that transfers to another, in whole or in part, any of the economic consequences of ownership of any of the Lock-up Shares, whether any such transaction is to be settled by delivery of such securities, in cash or otherwise or (iii) publicly announce any intention to effect any transaction specified in clause (i) or (ii) (the actions specified in clauses (i)-(iii), collectively, “Transfer”) until (a) for one-half of the Lock-up Shares, the earlier of (x) the date on which the volume weighted average trading price of the Purchaser Class A Shares exceeds $14.00 per share (as adjusted for share splits, share dividends, reorganizations and recapitalizations) for any 20 trading days within any 30-trading day period commencing on the date that is 180 days after the Closing Date and (y) date of the first anniversary of the Closing Date and (b) for one-half of the Lock-up Shares, the earlier of (x) the date on which the volume weighted average trading price of the Purchaser Class A Shares exceeds $17.50 per share (as adjusted for share splits, share dividends, reorganizations and recapitalizations) for any 20 trading days within any 30-trading day period commencing on the date that is 180 days after the Closing and (y) date of the first anniversary of the Closing Date (the “Lock-Up Period”).

New CEO and CFO Employment Agreements

Concurrent with the signing of the Business Combination Agreement, TradeUP entered into employment agreements with SAITECH’s current Chief Executive Officer (Risheng Li) and Chief Financial Officer (Jian Zou), to become the respective Chief Executive Officer and Chief Financial Officer of TradeUP following the closing, which agreements will become effective at the closing of the Merger. The employment agreements provide for base salaries of $200,000 per year, and eligibility to earn an annual bonus in a target amount of fifty percent (50%) of the base salary for the Chief Executive Officer and 25 percent (25%) of the base salary for the Chief Financial Officer. Each of the agreements provide for severance payments for a termination by the Purchaser without Cause and termination by the employee for Good Reason, as defined, of (i) other than in connection with a change of control, (A) 12-months base salary, plus the target amount of the annual bonus (payable in the form of salary continuation for 12 months) (B) any earned but unpaid annual bonus for the fiscal year (payable when other bonuses are paid to other active employees), (C) continuation of premiums for health care benefits for 12 months (or shorter if employee become eligible for health insurance benefits with another employer) or (ii) in connection with a change of control (3 months before or 12 months after such termination of employment), 15 months of such amounts (rather than 12 months). The employment agreements contain other customary terms regarding employee benefits, vacation time, and reimbursement of business expenses, and confidentiality and assignment of intellectual property rights. The employment agreements contain a 24-month Restricted Period following termination for non-competition, non-solicitation of business partners (including customers, vendors and suppliers) and non-solicitation of employees.

Liquidity and Capital Resource

Following the closing of the Initial Public Offering on May 3, 2021 and the sales of the Option Units on May 12, 2021, a total of $44,889,860 was placed in the Trust Account, and the Company had $413,633 of cash held outside of the Trust Account, after payment of costs related to the Initial Public Offering, and available for working capital purposes. As of December 31, 2021, the Company had a working deficit of $1,486,941. The Company has incurred and expects to continue to incur significant costs in pursuit of its acquisition plans. In order to finance transaction costs in connection with an intended initial Business Combination, the Sponsor, or an affiliate of the Sponsor or certain of the Company’s officers and directors may, but are not obligated to, loan the Company funds as may be required up to $1,200,000 as discussed in Note 6. As of December 31, 2021, the working capital loans amounted to $130,000. Based on the foregoing, the Company believes it will have sufficient cash to meet its needs to execute its intended initial Business Combination twelve months from the date of the issuance of the accompanying financial statements.